Award Timing Disclosure	12 Months Ended
Dec. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Other than in exceptional cases, such as promotions or new hires, equity awards for our executive officers are approved by the Compensation Committee during the first quarter of each fiscal year. Equity awards are not granted in anticipation of the release of material nonpublic information, and the Company does not time the release of material non-public information based on the anticipated grant dates of equity awards.
Award Timing Method	Equity awards are not granted in anticipation of the release of material nonpublic information, and the Company does not time the release of material non-public information based on the anticipated grant dates of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards are not granted in anticipation of the release of material nonpublic information, and the Company does not time the release of material non-public information based on the anticipated grant dates of equity awards.
MNPI Disclosure Timed for Compensation Value	false